Pension Plans (Summary of Projected Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 15,203	¥ 18,503
Fair value of plan assets	0	2,854
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	3,844	8,004
Fair value of plan assets	¥ 2,110	¥ 6,151